Investment in the Master Trust	12 Months Ended
Dec. 31, 2025
EBP 019
EBP, Master Trust [Line Items]
Investment in the Master Trust	Investment in the Master Trust

The Master Trust is comprised of two funds – the Carpenter Technology Stock Fund and the Insight Investment Stable Value Fund.

Carpenter Technology Stock Fund - The Carpenter Technology Stock Fund holds investments in the common stock of the Plan Sponsor. These investments are reported at fair value.

Insight Investment Stable Value Fund - This fund holds investments in a short-term investment fund which is reported at fair value, as well as investments held in fully benefit-responsive guaranteed investment contracts ("GICs") which are reported at contract value. See Note 5 for further discussion of fully benefit-responsive GICs.

The Master Trust, which is administered by the Trustee, holds the investments of these funds for the Plan Sponsor's participating plans, which include the Plan and the Carpenter Technology 401(k) Retirement Plan. Use of the Master Trust permits the commingling of trust assets for investment and administrative purposes. Although the assets of each plan are commingled in the Master Trust, the Trustee maintains separate supporting records for the purpose of tracking the individual activity of each plan. The investments held in the Master Trust are accounted for at the plan level since the participating plans have a divided interest in assets held in the Master Trust.
The net assets of the Master Trust and the Plan's divided interest in the Master Trust as of December 31, 2025 and 2024 are as follows:

	2025
Dollars in thousands	Master Trust	Plan's Divided Interest
Investments, at fair value:
Insight Investment Stable Value Fund
Short-term investment fund	$1,504	$90
Carpenter Technology Stock Fund	61,663	267
Total investments at fair value	63,167	357
Investments, at contract value:
Insight Investment Stable Value Fund
Fixed maturity synthetic GIC	2,763	165
Constant duration synthetic GICs	37,849	2,266
Total investments at contract value	40,612	2,431
Net assets in Master Trust	$103,779	$2,788

	2024
Dollars in thousands	Master Trust	Plan's Divided Interest
Investments, at fair value:
Insight Investment Stable Value Fund
Short-term investment fund	$1,190	$69
Carpenter Technology Stock Fund	43,155	337
Total investments at fair value	44,345	406
Investments, at contract value:
Insight Investment Stable Value Fund
Fixed maturity synthetic GIC	4,204	244
Constant duration synthetic GICs	42,334	2,460
Total investments at contract value	46,538	2,704
Net assets in Master Trust	$90,883	$3,110
The change in the net assets of the Master Trust for the year ended December 31, 2025 was as follows:

Dollars in thousands
Investment income:
Appreciation in fair value of investments
Carpenter Technology Stock Fund	$33,578
Interest and dividends
Insight Investment Stable Value Fund	1,262
Carpenter Technology Stock Fund	186
Total investment income	35,026
Net transfers out	(22,130)
Net increase in net assets available for benefits	12,896
Net assets available for benefits, beginning of year	90,883
Net assets available for benefits, end of year	$103,779